8. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
ExplorationCostsLineItems [Line Items]
Exploration costs	$ 1,228,341	$ 3,662,130	$ 7,246,412	$ 13,007,936
USMember
ExplorationCostsLineItems [Line Items]
Exploration costs	728,767	2,922,151	5,275,592	10,585,946
MongoliaMember
ExplorationCostsLineItems [Line Items]
Exploration costs	395,662	667,094	1,615,462	2,175,660
OtherCountryMember
ExplorationCostsLineItems [Line Items]
Exploration costs	$ 103,912	$ 72,885	$ 355,358	$ 246,330